Related Party Transactions - Transactions with Investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Advertising revenues earned from related party	$ 10,358	¥ 67,393	¥ 98,413	¥ 71,048
Brand license authorization revenues earned from related party	21,387	139,149	122,844	276,712
Issuance of convertible loans to related party and related interest income including the effect of foreign exchange	(277)		248,249		¥ (1,799)
Phoenix FM
Related Party Transaction
Loans provided to related party				8,000
Advances provided to/(repaid by) related party			(102)	71
Loans repaid by related party			(7,056)
Revenues earned from related party	131	855
Tianbo
Related Party Transaction
Advertising revenues earned from related party	2,132	13,869	13,482	4,384
Advances provided to/(repaid by) related party	4	29	(1,177)	1,177
Advertising resources provided by related party			(670)	(39)
Lilita
Related Party Transaction
Advertising revenues earned from related party	1,537	10,000	42,619	14,414
Brand license authorization revenues earned from related party	25	161	172	3,155
Fenghuang Jingcai
Related Party Transaction
Advances provided to/(repaid by) related party			19	¥ 409
Particle
Related Party Transaction
Loans repaid by related party	(7,492)	(48,747)
Revenue sharing fees charged by investees	(17)	(111)
Loans provided to related party and related interest income including the effect of foreign exchange	13,451		¥ 50,337		87,514
Corporate administrative expenses	(111)	¥ (725)
Sale of assets to Particle at carrying value	$ 729				¥ 4,740